Performance B.3. Segmental Information - Revenue from contracts with customers (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 4,617	[1]	$ 4,171	$ 4,336
Mobile
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,347		2,116	2,150
Cable and other fixed services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,947		1,803	1,928
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	60		52	51
Service revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	4,354		3,971	4,130
Telephone and equipment
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	263		201	206
Latin America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	4,261		3,805	3,954
Latin America | Service revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,998		3,604	3,748
Africa
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	357		366	382
Africa | Service revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	357		366	382
Over time | Mobile
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,196		1,967	2,007
Over time | Cable and other fixed services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,947		1,803	1,928
Over time | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	60		52	52
Over time | Latin America | Mobile
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,963		1,728	1,747
Over time | Latin America | Cable and other fixed services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,938		1,794	1,919
Over time | Latin America | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	60		51	51
Over time | Africa | Mobile
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	233		239	261
Over time | Africa | Cable and other fixed services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	9		8	9
Over time | Africa | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0		1	1
Point in time | Mobile
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	150		149	143
Point in time | Telephone and equipment
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	263		201	206
Point in time | Latin America | Mobile
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	37		31	31
Point in time | Latin America | Telephone and equipment
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	263		201	206
Point in time | Africa | Mobile
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	114		118	112
Point in time | Africa | Telephone and equipment
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 0		$ 0	$ 0

[1]	(i) Tigo Guatemala is fully consolidated since the acquisition of the remaining 45% shareholding on November 12, 2021. See note A.1.2. for further details. As a result, numbers might not be directly comparable with previous years' figures.